Employee Benefit Plans - Expected benefit payments (Detail) $ in Thousands	Nov. 27, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2017	$ 79,959
2018	79,422
2019	78,648
2020	78,821
2021	79,174
2022-2024	396,492
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	65,722
2018	66,084
2019	65,849
2020	66,539
2021	67,646
2022-2024	350,466
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	14,237
2018	13,338
2019	12,799
2020	12,282
2021	11,528
2022-2024	$ 46,026